RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 12. RELATED PARTY TRANSACTIONS
Registration Rights
At the Closing, the Company entered into an amended and restated registration rights agreement with certain Sellers (the “Amended and Restated Registration Rights Agreement”), pursuant to which the Company registered for resale certain shares of Class A Common Stock and warrants to purchase Class A Common Stock that were held by the parties thereto. Additionally, the Sellers may request to sell all or any portion of their shares of Class A Common Stock in an underwritten offering that is registered pursuant to the shelf registration statement filed by the Company (each, an “Underwritten Shelf Takedown”); however, the Company will only be obligated to effect an Underwritten Shelf Takedown if such offering will include securities with a total offering price reasonably expected to exceed, in the aggregate, $20.0 million and will not be required to effect more than four Underwritten Shelf Takedowns in any six-month period. The Amended and Restated Registration Rights Agreement also includes customary piggy-back rights, subject to cooperation and cut-back provisions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Amended Partnership Agreement
Pursuant to the Amended Partnership Agreement, the non-controlling interests (as defined in the Amended Partnership Agreement) have the right to redeem their DMSH Units for cash (based on the market price of the shares of Class A Common Stock) or, at the Company’s option, the Company may acquire such DMSH Units (which DMSH Units are expected to be contributed to Blocker) in exchange for cash or Class A Common Stock (a “Redemption”) on a one-for-one basis (subject to customary conversion rate adjustments, including for stock splits, stock dividends and reclassifications), in each case subject to certain restrictions and conditions set forth therein, including that any such Redemption be for an amount no less than the lesser of 10,000 DMSH Units or all of the remaining DMSH Units held by such Non-Blocker Member. In the event of a change of control transaction with respect to a Non-Blocker Member, DMSH will have the right to require such Non-Blocker Member to effect a Redemption with respect to all or any portion of the DMSH Units transferred in such change of control transaction. In connection with any Redemption a number of shares of Class B Common Stock will automatically be surrendered and cancelled in accordance with the Company Certificate of Incorporation.
Tax Receivable Agreement
Through the completion of the 2020 tax return during the interim period ended September 30, 2021, we identified an error recorded upon the Business Combination that resulted in a decrease in the deferred tax asset of $2.1 million, a decrease in the Tax Receivable Agreement liability of $1.8 million and a decrease in Additional Paid-In Capital of $0.3 million, as compared to the amounts recorded in the consolidated balance sheet as of December 31, 2020 and interim periods in the current fiscal year. As the effect of the correction to these accounts was not material to the prior period financial statements, we elected to correct the balance as of September 30, 2021, with the offset to Additional Paid-In Capital, which was consistent with the method to record the Deferred Tax Asset and Tax Receivable Agreement liability on the date of the Business Combination. There was no impact to continuing operations, net income, or related per-share amounts for each period.
As of December 31, 2021, the Company recorded a full valuation allowance on our DTA related to the Tax Receivable Agreement along with the entire DTA inventory at DMS, Inc. and Blocker, as these assets are not more likely than not to be realized based on the positive and negative evidence that we considered. The Tax Receivable Agreement liability that originated from the Business Combination is not probable under ASC 450 - Contingencies since a valuation allowance has been recorded against the related DTA. As such, the Tax
Receivable Agreement Liability of $15.3 million has been reversed through Income Before Taxes as a Change in Tax Receivable Agreement Liability. The remaining short-term Tax Receivable Agreement liability of $1.3 million is attributable to carryback claims. We will continue to evaluate the positive and negative evidence in determining the realizability of the Company’s DTAs. For further details, see Note 14. Income Taxes.
Management Agreement
Prior to the Business Combination, the Management Agreement included consideration for various management and advisory services, where DMSH made payment to one of its members a quarterly retainer of $50 thousand plus any out-of-pocket expenses. The total expense for the year ended December 31, 2020 was $0.1 million, which was recorded in General and administrative expenses in the consolidated statements of operations. The management agreement was terminated in connection with the Business Combination.
Prism Incentive Agreement
On October 1, 2017, DMS, through a subsidiary, acquired the assets of Mocade Media LLC (“Mocade”). On that date, in connection with the acquisition, DMS also entered into a consulting agreement with Singularity Consulting LLC (“Singularity”), a Texas limited liability company owned by the former management of Mocade. On August 1, 2018, in order to further incentivize Singularity’s efforts with respect to the acquired Mocade assets, DMS entered into an amendment to the Singularity consulting agreement. On that date, Prism Data, the then majority equityholder of DMS, also entered into an incentive agreement with Singularity, to which DMS was not a party, providing for certain incentive payments to be accounted for in accordance with applicable accounting standards by Prism Data to Singularity in the event of certain specified change of control sale transactions involving DMS. Following the Business Combination, in November 2020, DMS and Singularity resolved all outstanding amounts due under the Singularity consulting agreement between DMS and Singularity with a payment of $850,000. In addition, Prism Data and Singularity agreed that Singularity would be entitled to a payment from Prism Data of $2,000,000 in the event of certain specified change of control sale transactions involving DMS.
DMSH Member Tax Distributions
For the years ended December 31, 2021 and 2020, tax distributions to members of DMSH were $0.2 million and $0.2 million, respectively.